Policyholder liabilities and unallocated surplus - Determination of bonus rates (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income of the fund:
Investment return		£ (10,263)	£ 42,189	£ 32,511
Claims incurred	[1]	(27,411)	(71,854)	(60,948)
Earned premiums, net of reinsurance		33,201	41,943	36,961
Other income	[2]	1,993	2,258	2,246
Acquisition costs and other expenditure	[2]	(8,855)	(9,993)	(8,724)
Share of profits from investment joint ventures		291	302	182
Total tax credit (charge) attributable to policyholders and shareholders		(296)	(1,580)	(1,291)
UK | UK with-profits fund
Net income of the fund:
Investment return		(2,261)	9,985	13,185
Claims incurred		(8,776)	(8,449)	(7,410)
Movement in policyholder liabilities		(554)	(10,011)	(11,824)
Add back policyholder bonuses for the year (as shown below)		2,345	2,071	1,934
Claims incurred and movement in policyholder liabilities (including charge for provision for asset shares and excluding policyholder bonuses)		(6,985)	(16,389)	(17,300)
Earned premiums, net of reinsurance		12,505	12,508	9,261
Other income		36	35	177
Acquisition costs and other expenditure		(1,170)	(1,732)	(1,288)
Share of profits from investment joint ventures		36	106	22
Total tax credit (charge) attributable to policyholders and shareholders		273	(440)	(739)
Net income of the fund before movement in unallocated surplus		2,434	4,073	3,318
Movement in unallocated surplus		170	(1,769)	(1,169)
Surplus for distribution		2,604	2,304	2,149
Surplus for distribution allocated as follows:
- 90% policyholders' bonus (as shown above)		2,345	2,071	1,934
- 10% shareholders' transfers		259	233	215
Surplus for distribution		£ 2,604	£ 2,304	£ 2,149
Percentage of surplus distribution allocated as policyholders' bonus		90.00%	90.00%	90.00%
Percentage of surplus distribution allocated as shareholders' transfers		10.00%	10.00%	10.00%

[1]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.
[2]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.